TRANSACTIONS WITH AFFILIATES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
TRANSACTIONS WITH AFFILIATES
8. TRANSACTIONS WITH AFFILIATES
In addition to the intercompany income tax allocation and the short-term borrowing arrangement, FET and its subsidiaries have revenues, operating expense and interest expense transactions with affiliated companies, primarily FESC and the Electric Companies.
The affiliated company transactions during the three and
nine
months ended
September
 30, 2025 and 2024, are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
	(In millions)
Revenues	$4	$4	$13	$13
Other operating expenses:
Ground lease expense	6	6	18	19
FESC support services (1)	67	59	190	170
Other affiliate support services (1)	27	36	91	90
Interest income	3	4	12	7
Interest expense	—	—	2	7

(1)
Includes amounts capitalized of $54 million and $43 million for the three months ended
September
 30, 2025 and 2024, respectively, and $156 million and $130 million for the nine
months ended
September
 30, 2025 and 2024, respectively.

FE does not bill directly or allocate any of its costs to any subsidiary company. FESC provides corporate support and other services, including executive administration, accounting and finance, risk management, human resources, corporate affairs, communications, information technology, legal services and other similar services at cost, in accordance with its cost allocation manual, to affiliated FirstEnergy companies under FESC agreements. Allocated costs are for services that are provided on behalf of more than one company, or costs that cannot be precisely identified and are allocated using formulas developed by FESC. Intercompany transactions are generally settled under commercial terms within thirty days.
As FET and its subsidiaries do not have employees, employees from the Electric Companies perform maintenance and project work in support of FET and its subsidiaries. Labor and overhead costs associated with these activities are charged by the affiliates to FET’s subsidiaries at cost.
As regulated money pool participants, the FET Subsidiaries have the ability to borrow from each other, regulated affiliates and the FE holding company to meet their short-term working capital requirements. FET had a similar but separate arrangement with FE’s unregulated money pool participants. As of June 1, 2024, FET is no longer participating in the unregulated money pool. Affiliated company notes receivables and payables related to the money pool are reported as “Notes receivable from affiliated companies” or “Short-term borrowings - affiliated companies” on the Consolidated Balance Sheets. Affiliate accounts receivable and accounts payable balances relate to intercompany transactions that have not yet settled through the money pool.
FET and its subsidiaries are parties to an intercompany income tax allocation agreement with FirstEnergy that provides for the allocation of consolidated tax liabilities. For periods subsequent to the closing of the FET Equity Interest Sale, FET and its subsidiaries no longer are members of the FirstEnergy consolidated group for federal income tax purposes and, instead, will file their own consolidated federal income tax return and have their own income tax allocation agreement. See Note 3, “Income Taxes,” of the Notes to Consolidated Financial Statements for additional information.

In addition to service costs, interest on obligations, expected return on plan assets, and prior service costs, FirstEnergy recognizes in net periodic benefit costs a pension and OPEB mark-to-market
adjustment for the change in the fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each fiscal year and whenever a plan is determined to qualify for a remeasurement. FET’s subsidiaries are allocated a portion of net periodic benefit costs from affiliates. These amounts are expected to be refunded or recovered through formula transmission rates. Additionally, other pension and OPEB net periodic costs (credits) allocated to FET’s subsidiaries from affiliates were approximately $9 million and $8 million for the nine months ended September 30, 2025 and 2024, respectively.
FET presents FE’s ownership of FET’s special purpose membership interest net assets and net income as NCI, which is included as a component of equity on FET’s Consolidated Balance Sheets.
ATSI has a ground lease with the Ohio Companies and FE PA under an operating lease agreement. Land use is rented to ATSI under the terms and conditions of a ground lease. ATSI, the Ohio Companies and FE PA reserve the right to use (and to permit authorized others to use) the land for any purpose that does not cause a violation of electrical safety code or applicable law, or does not impair ATSI’s ability to satisfy its service obligations. Additional uses of such land for ATSI’s facilities requires prior written approval from the applicable operating companies. ATSI purchases directly any new property acquired for transmission use. ATSI makes fixed quarterly lease payments for the ground lease through December 31, 2049, unless terminated prior to maturity, or extended by ATSI for up to 10 additional successive periods of 50 years each.
MAIT has a ground lease with FE PA under an operating lease agreement. FE PA reserves the right to use (and to permit authorized others to use) the land for any purpose that does not cause a violation of electrical safety code or applicable law, or does not impair MAIT’s ability to satisfy its service obligations. Additional uses of such land for MAIT’s facilities require prior written approval from the applicable operating company. MAIT purchases directly any new property acquired for transmission use. MAIT makes variable quarterly lease payments through January 1, 2043, unless terminated prior to maturity, or extended by MAIT for up to two additional successive periods of
25
years each and one successive term of
24
years.

11. TRANSACTIONS WITH AFFILIATED COMPANIES
In addition to the intercompany income tax allocation and the short-term borrowing arrangement, FET and its subsidiaries have revenues, operating expense and interest expense transactions with affiliated companies, primarily FESC and the Electric Companies. The affiliated company transactions during the years ended December 31, 2024, 2023 and 2022, are as follows:

	For the Years Ended December 31,
	2024	2023	2022
	(In millions)
Revenues	$17	$16	$15
Other operating expenses:
Ground lease expense (1)	25	25	25
FESC support services (2)	228	219	187
Other affiliate support services (2)	112	106	85
Interest income	12	16	49
Pension and OPEB mark-to-market adjustment gain (loss)	7	(31)	(11)
Interest expense	7	17	49

(1)	See Note 4, “Leases”.
(2)	Includes amounts capitalized.
FE does not bill directly or allocate any of its costs to any subsidiary company. FESC provides corporate support and other services, including executive administration, accounting and finance, risk management, human resources, corporate affairs, communications, information technology, legal services and other similar services at cost, in accordance with its cost allocation manual, to affiliated FirstEnergy companies under FESC agreements. Allocated costs are for services that are provided on behalf of more than one company, or costs that cannot be precisely identified and are allocated using formulas developed by FESC. Intercompany transactions are generally settled under commercial terms within thirty days.
As FET and its subsidiaries do not have employees, employees from the Electric Companies perform maintenance and project work in support of FET and its subsidiaries. Labor and overhead costs associated with these activities are charged by the affiliates to FET’s subsidiaries at cost.
As regulated money pool participants, FET’s subsidiaries have the ability to borrow from each other, regulated affiliates and the FE holding company to meet their short-term working capital requirements. FET had a similar but separate arrangement with FE’s unregulated money pool participants. As of June 1, 2024, FET is no longer participating in the unregulated money pool. Affiliated company notes receivables and payables related to the money pool are reported as “Notes receivable from affiliated companies” or “Short-term borrowings - affiliated companies” on the Consolidated Balance Sheets. Affiliate accounts receivable and accounts payable balances relate to intercompany transactions that have not yet settled through the money pool (see Note 8, “Short-Term Borrowings and Bank Lines of Credit,” of the Notes to Consolidated Financial Statements).
In May of 2022, FET issued a $2.3 billion notes payable with interest to FE, an affiliated company, as payment for a distribution. Half of the principal amount was paid in December 2022, with the remaining balance paid in January 2023.
FET and its subsidiaries were party to an intercompany income tax allocation agreement with FirstEnergy that provides for the allocation of consolidated tax liabilities. Prior to tax returns for years before 2022, net tax benefits attributable to FE, excluding any tax benefits derived from certain interest expense, were generally reallocated to the subsidiaries of FE that had taxable income. Effective January 1, 2022, the intercompany income tax allocation agreement was amended and revised such that FE no longer reallocates such tax benefits to the FE subsidiaries. Immediately following the close of the FET Equity Interest Sale, FET and its subsidiaries are no longer members of the FirstEnergy consolidated group for federal income tax purposes and, instead, constitute a separate consolidated group with a separate income tax allocation agreement for federal income tax purposes. See Note 3, “Taxes,” of the Notes to Consolidated Financial Statements for additional information.
In addition to service costs, interest on obligations, expected return on plan assets, and prior service costs, FirstEnergy recognizes in net periodic benefit costs a pension and OPEB mark-to-market
adjustment for the change in the fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each fiscal year and whenever a plan is determined to qualify for a remeasurement. FET’s subsidiaries are allocated a portion of net periodic benefit costs from affiliates. These amounts are expected to be refunded or recovered through formula transmission rates. During 2024, 2023 and 2022, FET’s subsidiaries’ allocated amount of the pension and OPEB mark-to-market
adjustments from affiliates were gains or (losses) of $7 million, $(31) million and $(11) million, respectively. These amounts are expected to be refunded or recovered through formula transmission rates. Additionally, other pension and OPEB net periodic costs (credits) allocated to FET’s subsidiaries from affiliates were approximately $10 million, $8 million and $(18) million in 2024, 2023 and 2022, respectively.
Following receipt of necessary regulatory approvals, on January 31, 2017, MAIT issued membership interests to FET and FE PA predecessors, PN and ME in exchange for their respective cash and transmission asset contributions. As of December 31, 2023, ME’s and PN’s approximate ownership of MAIT was 17% and 25%, respectively. On January 1, 2024, FE PA, as successor-in-interest
to PN and ME, transferred their respective Class B equity interests of MAIT to FE, which were ultimately contributed to FET in exchange for a special purpose membership interest in FET. So long as FE holds the FET special purpose membership interests, it will receive 100% of any Class B distributions made by MAIT. As of March 25, 2024, FET owns 100% of MAIT’s equity interests (Class A and Class B). FET presents FE’s ownership of FET’s special purpose membership interest net assets and net income as NCI. NCI is included as a component of equity on FET’s Consolidated Balance Sheets.